SHARE BASED COMPENSATION AND BENEFIT PLANS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)	500,000
Total compensation cost not yet recognized	$ 1,900
Total compensation cost not yet recognized, period for recognition	2 years 1 month 6 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	296,422
Granted (in shares)	68,473
Vested (in shares)	(63,799)
Forfeited (in shares)	(10,569)
Outstanding, ending balance (in shares)	290,527	296,422
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 14.52
Granted (in dollars per share)	21.07
Vested (in dollars per share)	14.91
Forfeited (in dollars per share)	15.66
Outstanding, ending balance (in dollars per share)	$ 15.88	$ 14.52
Information regarding options exercised [Abstract]
Intrinsic value	$ 623	$ 254	$ 444
Cash proceeds received	142	85	137
Tax benefit realized	$ 218	$ 89	$ 155
Employee matching contribution, percentage	50.00%	50.00%	50.00%
Maximum contribution of employees' eligible wages	6.00%	6.00%	4.00%
Maximum matching contribution, percent	6.00%
Employee stock ownership plan (ESOP), contributions	2.00%	2.00%	2.00%
401(k) and employee stock ownership plans amount expensed	$ 1,600	$ 1,400	$ 1,200
Performance-based compensation expense	8,000	6,200	5,700
Health care and life insurance expense	4,000	3,500	3,600
Long-term incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense recognized	1,600	1,500	1,400
Tax benefit relating to compensation expense recognized	$ 600	$ 500	$ 500
Stock Options [Member]
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	211,018
Granted (in shares)	0
Exercised (in shares)	(34,963)
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding, ending balance (in shares)	176,055	211,018
Vested and expected to vest, period end (in shares)	176,055
Exercisable, period end (in shares)	176,055
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 5.05
Exercised (in dollars per share)	4.07
Outstanding, ending balance (in dollars per share)	5.24	$ 5.05
Vested and expected to vest, period end (in dollars per share)	5.24
Exercisable, period end (in dollars per share)	$ 5.24
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	4 years 25 days
Vested and expected to vest, weighted-average remaining contractual term	4 years 25 days
Exercisable, weighted-average remaining contractual term	4 years 25 days
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value	$ 3,012
Vested and expected to vest, aggregate intrinsic value	3,012
Exercisable, aggregate intrinsic value	$ 3,012
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units issued to executive officers (in shares)	50,000	100,000	70,000
Vesting period	3 years		3 years
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Executive Officers [Member] | Performance stock units [Member] | Long-term incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units issued to executive officers (in shares)	20,000	50,000	30,000
Vesting period	3 years		3 years
Executive Officers [Member] | Performance stock units [Member] | Long-term incentive plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Executive Officers [Member] | Performance stock units [Member] | Long-term incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)	200,000
Total compensation expense recognized	$ 200	$ 100	$ 100
Tax benefit relating to compensation expense recognized	$ 60	$ 40	$ 30
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issues as retainer fees (in shares)	10,000	10,000	10,000